Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2024	December 31, 2023

Trade accounts receivable from third-parties	$2,482,858	$2,960,438
Trade accounts receivable from related parties	-	47,040
Subtotal	2,482,858	3,007,478
Less: allowance for credit losses	(438,864)	(559,382)
Accounts receivable, net	$2,043,994	$2,448,096

Schedule of Allowance for Credit Losses

The movement of the allowance for credit losses was as follows:

	December 31, 2024	December 31, 2023

Balance as of the beginning of year	$559,382	$84,400
Additions charged to bad debt expense	442,974	507,798
Reversals when collected	(556,319)	(28,180)
Translation adjustments	(7,173)	(4,636)
Balance as of the end of year	$438,864	$559,382